REVENUE (Details - Revenue by source) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 308,492	$ 126,836
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 308,492	$ 126,836